December 17, 1996



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

         Re:  CMC Fund Trust
                  -CMC Small Cap Fund Portfolio
                  -CMC International Stock Fund Portfolio
                  -CMC High Yield Fund Portfolio
         File Nos. 33-30394, 811-5857, CIK 0000854126
         ------------------------------------------------

     Pursuant to Rule 497 (j) under the Securities Act of 1933, the Registrant certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A for the above Registrant as filed electronically with the Securities and Exchange Commission on December 16, 1996.

     Any questions regarding this transmission can be directed to Jeff Curtis at (503) 795-6441.

                                  Very truly yours,

                                  CMC Fund Trust


                                  By: GEORGE L. HANSETH
                                      ------------------------------------
                                      George L. Hanseth
                                      Vice President